CONSOLIDATED FINANCIAL STATEMENT DETAILS - Long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term investments
Equity investments at FVOCI	$ 98.2	$ 113.0
Gains (losses) in AOCI	(18.8)	(23.7)	$ (20.4)
Long-term Investments
Long-term investments
Gains (losses) in AOCI	(45.7)	(25.9)
Investments in an unrealized gain position
Long-term investments
Equity investments at FVOCI	12.4	80.9
Gains (losses) in AOCI	0.7	18.2
Investments in an unrealized loss position
Long-term investments
Equity investments at FVOCI	85.8	32.1
Gains (losses) in AOCI	(49.3)	(47.0)
Net realized gains (losses)
Long-term investments
Gains (losses) in AOCI	$ 2.9	$ 2.9